Income Taxes - Schedule of Effective Income Tax for Continuing Operations From Statutory Canadian Tax Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Income tax expense at statutory Canadian rates	25.80%	25.00%
Increase (decrease) resulting from:
Rate differential on foreign income	(2.10%)	(2.50%)
Research and development and other tax credits	(0.60%)	(0.80%)
Non-deductible expenses and non-taxable income	0.70%	0.70%
Adjustments to prior year tax returns	0.10%	(0.10%)
Average effective tax rate	23.90%	22.30%